UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.7% (10.2% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$1,115,000
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	808,336
	Immaculata University, Series 2005, 5.500%, 10/15/25
500	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College,	5/17 at 100.00	AAA	487,555
	Series 2007GG-1, 4.500%, 5/01/37 – MBIA Insured
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB–	337,743
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	357,996
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	173,483
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,531,733
	2003, 5.250%, 8/01/17 – FGIC Insured
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	AA	180,056
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
450	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	409,712
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	80,789
	RAAI Insured
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	283,373
	2006, 4.750%, 5/01/31
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	844,560
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
115	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	116,314
	Charter High School, Series 2006A, 5.250%, 1/01/27
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BBB–	519,310
	Learning Partners, Series 2005A, 5.375%, 7/01/36
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	270,057
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
160	Southcentral Pennsylvania General Authority, Revenue Bonds, York College Association of	5/17 at 100.00	AAA	165,926
	Independent Colleges, Series 2007, 5.000%, 5/01/37 – XLCA Insured
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,057,830
	Bucknell University, Series 2002A, 5.250%, 4/01/20

8,435	Total Education and Civic Organizations			8,739,773

	Health Care – 16.8% (10.9% of Total Investments)
295	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	291,964
	General Hospital, Series 2005A, 5.125%, 4/01/35
800	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	817,856
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/08 at 101.00	AA–	2,033,760
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
290	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AAA	299,016
	2007, 5.000%, 11/01/37 – CIFG Insured
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	275,535
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
120	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/07 at 101.00	BB–	119,842
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
200	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	182,840
	General Hospital Project, Series 2007B, 4.500%, 3/15/36
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	BBB+	158,552
	Series 2007, 5.125%, 1/01/37
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	74,782
	Series 2001A, 6.000%, 1/15/31
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Children’s Hospital of Philadelphia, Series 2007:
500	4.500%, 7/01/33	7/17 at 100.00	AA	476,520
1,500	4.500%, 7/01/37	7/17 at 100.00	AA	1,425,225
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	10/07 at 100.00	BBB	1,001,840
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,557,315
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	26,313
600	6.250%, 1/01/32	1/12 at 100.00	BBB	631,914

9,280	Total Health Care			9,373,274

	Housing/Multifamily – 1.7% (1.1% of Total Investments)
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	825,016
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	123,408
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

920	Total Housing/Multifamily			948,424

	Housing/Single Family – 6.9% (4.5% of Total Investments)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	976,070
	4.900%, 10/01/37 (Alternative Minimum Tax)
565	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	565,497
	4.950%, 10/01/26 (Alternative Minimum Tax)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	804,976
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,045,374
	4.600%, 10/01/27 (Alternative Minimum Tax)
480	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	468,158
	4.850%, 10/01/31 (Alternative Minimum Tax)

3,945	Total Housing/Single Family			3,860,075

	Industrials – 5.8% (3.7% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	3,222,930
	2002, 5.500%, 7/01/19 – AMBAC Insured

	Long-Term Care – 2.1% (1.4% of Total Investments)
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	293,529
	Ministries, Series 2007, 5.000%, 1/01/36
305	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A+	304,512
	Project, Series 2006, 5.000%, 11/01/36
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	285,447
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
260	5.250%, 6/01/14	6/08 at 100.00	BB+	259,022
50	5.125%, 6/01/18	6/08 at 100.00	BB+	48,820

1,200	Total Long-Term Care			1,191,330

	Materials – 4.5% (2.9% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Baa3	420,992
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	282,108
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	1,049,200
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	774,848
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,430	Total Materials			2,527,148

	Tax Obligation/General – 24.2% (15.7% of Total Investments)
600	Bedford County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 9/01/35 –	9/15 at 100.00	AAA	621,972
	AMBAC Insured
2,040	Bensalem Township School District, Bucks County, Pennsylvania, General Obligation Bonds,	6/17 at 100.00	Aaa	2,012,725
	Series 2007, 4.500%, 6/15/28 – FGIC Insured (UB)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	AAA	1,835,613
	2002A, 5.375%, 10/01/26 – FGIC Insured
625	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	658,344
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	4,464,080
	Series 2002, 5.750%, 7/01/17
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	AAA	772,901
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	AAA	1,066,070
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AAA	401,884
	6/01/34 – FGIC Insured
300	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	325,743
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	783,095
	0.000%, 1/15/32 – FGIC Insured
500	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	532,200
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

14,415	Total Tax Obligation/General			13,474,627

	Tax Obligation/Limited – 26.7% (17.3% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	1,034,330
	Project, Series 2004, 5.600%, 7/01/23
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County	3/12 at 100.00	AAA	2,082,540
	Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Aaa	4,121,800
	5.000%, 9/01/22 – MBIA Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,319,124
	7/15/18 – FSA Insured
2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	2,075,600
	2001B, 5.125%, 10/01/26 – FSA Insured
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	AAA	1,060,830
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AAA	1,850,695
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	895,832
	7/01/33 – MBIA Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	216,543
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	252,563
	Increment Bonds, Series 2006A, 5.450%, 7/01/35

14,710	Total Tax Obligation/Limited			14,909,857

	Transportation – 5.2% (3.4% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	137,185
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	1,059,530
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	704,378
	AMBAC Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	1,016,550
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)

2,800	Total Transportation			2,917,643

	U.S. Guaranteed – 32.0% (20.6% of Total Investments) (4)
2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26	5/11 at 100.00	AAA	2,119,160
	(Pre-refunded 5/15/11) – FGIC Insured
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
100	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	118,184
300	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	354,552
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	BBB+ (4)	1,272,059
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,145,720
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	643,794
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.97	Aaa	518,804
	(Pre-refunded 11/15/12) – MBIA Insured
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	AAA	3,152,917
	(Pre-refunded 7/15/11) – AMBAC Insured
2,420	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,600,653
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – FSA Insured
70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	82,426
	MBIA Insured (ETM)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,137,300
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured
3,170	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,427,436
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	244,499
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)

17,085	Total U.S. Guaranteed			17,817,504

	Utilities – 3.2% (2.1% of Total Investments)
315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	345,001
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	149,395
	5.000%, 9/01/26 – FSA Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series 1998, Series 42P, 5.000%,	10/17 at 100.00	AAA	1,279,841
	10/01/37 – AMBAC Insured (UB)

1,700	Total Utilities			1,774,237

	Water and Sewer – 9.5% (6.2% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,698,267
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured
	(Alternative Minimum Tax)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	628,314
	2004, 5.000%, 7/15/22 – FSA Insured

5,100	Total Water and Sewer			5,326,581

$ 85,020	Total Investments (cost $83,224,405) – 154.3%			86,083,403

	Floating Rate Obligations (3.8)%			(2,125,000)

	Other Assets Less Liabilities – 0.6%			319,261

	Preferred Shares, at Liquidation Value – (51.1)%			(28,500,000)

	Net Assets Applicable to Common Shares – 100%			$55,777,664

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $81,113,925.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,327,505
Depreciation	(474,347)

Net unrealized appreciation (depreciation) of investments	$2,853,158

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.